ORGANIZATION	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1.       ORGANIZATION

Sea Limited (the “Company”) is a limited liability company incorporated in the Cayman Islands on May 8, 2009 and conducts its business primarily through its subsidiaries and variable interest entities in markets including Singapore, Thailand, Taiwan, Vietnam, Indonesia, Malaysia and the Philippines. The Company is principally engaged in the digital entertainment, e-commerce and digital financial service businesses in the region.

(a)	As of December 31, 2018, significant subsidiaries of the Company and its consolidated variable interest entities (the “VIEs”) where the Company or its wholly-owned subsidiaries, namely Garena Limited, Shopee Southeast Asia Limited (formerly known as Shopee Limited) or Airpay Limited is the primary beneficiary (collectively refers to as the “Primary Beneficiary”) include the following entities:

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2017	2018

Subsidiaries held by the Company:

Garena Limited (“Garena Cayman”)	March 4, 2015	Cayman Islands	100	100	Investment holding company

Shopee Southeast Asia Limited (“Shopee Cayman”)	January 16, 2015	Cayman Islands	100	100	Investment holding company

Airpay Limited (“Airpay Cayman”)	March 27, 2015	Cayman Islands	100	100	Investment holding company

Garena Online Private Limited (“Garena Online”)	May 8, 2009	Singapore	100	100	Game operations and software development

Garena Ventures Private Limited (“Garena Ventures”)	February 23, 2015	Singapore	100	100	Investment holding company

PT. Garena Indonesia (“PT. Garena”)	December 6, 2012	Indonesia	100	100	Game operations

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2017	2018

Subsidiary held by Garena Cayman:

Garena Online (Thailand) Co., Ltd. (“Garena Online (Thailand)”)<4	August 18, 2011	Thailand	100	100	Game operations

Garena Technology Private Limited, Taiwan branch (“Garena Technology Taiwan”)	July 31, 2017	Taiwan	100	100	Game operations

Variable interest entities held by Garena Cayman:

Garena (Taiwan) Co., Ltd (“Garena Taiwan”) <1	March 8, 2010	Taiwan	–	–	Game operations

Vietnam Esports and Entertainment Joint Stock Company (“VEE”)<1, <5	May 10, 2011	Vietnam	30	30	Game operations

Subsidiaries held by Shopee Cayman:

Shopee (Thailand) Co., Ltd. (“Shopee (Thailand)”)<4	February 2, 2015	Thailand	100	100	Online platform

PT Shopee International Indonesia (“PT Shopee”)	August 5, 2015	Indonesia	100	100	Online platform

Shopee Singapore Private Limited (“Shopee Singapore”)	February 5, 2015	Singapore	100	100	Online platform

Shopee Company Limited (“Shopee Company”)<6	February 10, 2015	Vietnam	100	100	Online platform

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2017	2018

Variable interest entity held by Shopee Cayman:

Shopee (Taiwan) Co., Ltd (“Shopee Taiwan”) <2	March 4, 2015	Taiwan	–	–	Online platform

Subsidiary held by Airpay Cayman:

Airpay (Thailand) Co., Ltd. (“Airpay (Thailand)”)<4	June 16, 2014	Thailand	100	100	Electronic payment services

Variable interest entity held by Airpay Cayman:

Vietnam Esports Development Joint Stock Company (“VED”) <3, <5	June 9, 2009	Vietnam	30	30	Electronic payment services

<1	Collectively, the “Digital Entertainment VIEs”
<2	The “E-Commerce VIE”
<3	The “Digital Financial Service VIE”
<4	Effective ownership in the case of Thailand entities
<5	In 2017, the VIE Shareholders of VEE and VED transferred 30% equity interest in each of these companies to Garena Cayman and Airpay Cayman, respectively
<6	In 2017, the VIE Shareholder of Shopee Company transferred its 100% equity interest in Shopee Company to Shopee Cayman

(b)	VIE structure

The Company operates in various markets in the region that have certain restrictions on foreign ownership of local companies. In Vietnam, foreign ownership in companies engaging in the online game business shall not exceed 49%, and foreign ownership in companies engaging in e-payment business is restricted unless certain government approvals are obtained. In Taiwan, PRC individuals, juristic persons, organizations and other institutions and PRC invested companies from other jurisdictions (collectively “PRC investors”) are prohibited from investing in companies that operate business in statutory business categories including computer recreational activities, software publication, third party payment and general advertising services, that are not listed as permitted in the Positive Listings promulgated by Taiwan authorities and prior approval from Taiwan authorities is required for their investment in companies that operate business in statutory categories listed as permitted in the Positive Listings. “PRC invested companies from other jurisdictions” refer to those entities incorporated outside of the PRC and Taiwan and invested by PRC individuals, juristic persons, organizations and other institutions that: (i) directly or indirectly hold more than 30% of the shares or capital of such entities, and/or (ii) have the ability to control such entities. For the purpose of the VIE structure disclosure only, the PRC does not include Taiwan, Hong Kong and Macau. To comply with the foreign ownership restrictions in Vietnam, the Company conducts certain businesses in Vietnam through the VIEs using contractual agreements (the “VIE Agreements”). In addition, to comply with the foreign ownership restrictions in Taiwan that may be applicable to the Company if the Company is deemed as a “PRC investor”, prior to (and including) 2018, the Company conducts its businesses in Taiwan through the VIEs using VIE Agreements. In January 2019, upon approval by relevant Taiwan governmental authorities, the Company acquired 100% ownership in Shopee Taiwan by exercising our option under the VIE agreements. Garena Technology Taiwan also took over substantially all of the digital entertainment business and assets from Garena Taiwan in November and December 2018.

The following is a summary of the key terms of the VIE Agreements that were signed amongst the Primary Beneficiary (and Garena Online, Shopee Singapore or Airpay Private Limited (“Airpay Singapore”) in the case of the exclusive business cooperation agreements) and the respective shareholders of the Digital Entertainment VIEs, the E-Commerce VIEs and the Digital Financial Services VIE (collectively the “VIE Shareholders”):

Loan Agreements

In order to ensure that the VIE Shareholders are able to provide capital to each of these VIEs in order to develop its business, the Primary Beneficiary has entered into loan agreements with each VIE Shareholder.

Pursuant to the loan agreements, the Primary Beneficiary has granted loans to the VIE Shareholders that may only be used for the purpose of acquiring equity interests in or contributing to the registered capital of these VIEs. The loans may be repaid only by transferring all of the VIE Shareholders’ equity interests in the VIE to the Primary Beneficiary or their respective designee upon exercise of the option under the exclusive option agreement. The loan agreements also prohibit the VIE Shareholders from assigning or transferring to any third party, or from creating or causing any security interest to be created on, any part of their equity interests in these entities. In the event that the respective VIE Shareholders sell their equity interests to the Primary Beneficiary or their respective designee at a price which is equal to or lower than the principal amount of the loan, the loan will be interest-free. If the price is higher than the principal amount of the loans, the excess amount will be deemed to be interest on the loans payable by the VIE Shareholders to the Primary Beneficiary.

Exclusive Option Agreements

In order to ensure that the Company is able to acquire all of the equity interests in the VIEs at its discretion, the Primary Beneficiary has entered into exclusive option agreements with the respective VIE Shareholders. Each option is exercisable by the Primary Beneficiary at any time, provided that doing so is not prohibited by law. The exercise price under each option is the minimum amount required by law and any proceeds obtained by the respective VIE Shareholders through the transfer of their equity interests in these VIEs shall be used for the repayment of the loan provided in accordance with the loan agreements.

During the terms of the exclusive option agreements, the VIE Shareholders will not grant a similar right or transfer any of the equity interests in these VIEs to any party other than the Primary Beneficiary or their respective designee, nor will it pledge, create or permit any security interest or similar encumbrance to be created on any of the equity interests. The VIEs cannot declare any profit distributions or grant loans in any form without the prior consent of the Primary Beneficiary. The VIE Shareholders must remit in full any funds received from the VIEs to the Primary Beneficiary or their respective designee in the event any distributions are made by the VIEs.

The exclusive option agreements will remain in effect until the respective VIE Shareholder has transferred such shareholder’s equity interests in the VIEs to the Primary Beneficiary or their respective designee.

Powers of Attorney

Pursuant to the powers of attorney, each VIE Shareholder has irrevocably appointed the Primary Beneficiary as their attorney-in-fact to act for all matters pertaining to such shareholding in these VIEs and to exercise all of their rights as shareholders, including but not limited to attending shareholders’ meetings and designating and appointing directors, supervisors, the chief executive officer and other senior management members of these entities, and selling, transferring, pledging or disposing the shares of these entities. The Primary Beneficiary may authorize or assign its rights to any other person or entity at its sole discretion without prior notice to or prior consent from the VIE Shareholders of these VIEs.

Each power of attorney remains in effect until the VIE Shareholder ceases to hold any equity interest in the respective VIE.

Equity Interest Pledge Agreements

In order to secure the performance of the VIEs and the VIE Shareholders under the contractual arrangements, each of the VIE Shareholders of the VIEs has pledged all of their shares to the Primary Beneficiary. These pledges secure the contractual obligations and indebtedness of the VIE Shareholders, including all penalties, damages and expenses incurred by the Primary Beneficiary in connection with the contractual arrangements, and all other payments due and payable to Garena Online, Shopee Singapore or Airpay Singapore by the respective VIEs under the exclusive business cooperation agreements and by the VIE Shareholders under the loan agreements, exclusive option agreements, and powers of attorney. Should the VIEs or their respective VIE Shareholders breach or default under any of the contractual arrangements, the Primary Beneficiary has the right to require the transfer of the respective VIE Shareholders’ pledged equity interests in the VIEs to the Primary Beneficiary or their respective designee, to the extent permitted by laws, or require an auction or sale of the pledged equity interests and has priority in any proceeds from the auction or sale of such pledged interests. Moreover, the Primary Beneficiary has the right to collect any and all dividends in respect of the pledged equity interests during the term of the pledge.

Unless the respective VIEs have fully performed all of their obligations in accordance with the exclusive business cooperation agreements and the pledged equity interests have been fully transferred to the Primary Beneficiary or their respective designee in accordance with the exclusive option agreements and the loan agreements, the equity interest pledge agreements will continue to remain in effect.

Spousal Consent Letters

Under the spousal consent letters, each spouse of the married VIE Shareholders of the VIEs unconditionally and irrevocably agreed that the equity interest in the respective VIE held by and registered in the name of their spouse will be disposed of pursuant to the contractual arrangements. Each spouse agreed not to assert any rights over the equity interest in these VIEs held by their spouse. In addition, in the event that the spouses obtain any equity interest in these VIEs held by their spouse for any reason, they agreed to be bound by the contractual arrangements.

Exclusive Business Cooperation Agreements

In order to ensure that the Company receive the economic benefits of the VIEs, the Company’s wholly-owned subsidiaries, Garena Online, Shopee Singapore or Airpay Singapore has entered into exclusive business cooperation agreements with these VIEs under which Garena Online, Shopee Singapore or Airpay Singapore has the exclusive right to provide or to designate any third party to provide, among other things, technical support, consulting services, intellectual property licenses and other services to these VIEs, and these VIEs agree to accept all services provided by Garena Online, Shopee Singapore or Airpay Singapore or their respective designee. Without Garena Online’s, Shopee Singapore’s or Airpay Singapore’s prior written consent, the VIEs are prohibited from directly or indirectly engaging any third party to provide the same or any similar services under these agreements or establishing similar cooperative relationships with any third party regarding the matters contemplated by these agreements. In addition, Garena Online, Shopee Singapore or Airpay Singapore shall have exclusive and proprietary ownership, rights and interests in any and all intellectual properties arising out of or created during the performance of the exclusive business cooperation agreements.

The VIEs agree to pay a monthly fee to Garena Online, Shopee Singapore or Airpay Singapore at an amount determined at Garena Online’s, Shopee Singapore’s or Airpay Singapore’s sole discretion after taking into account factors including the nature of the contract or services, the title of and time consumed by its employees or third party service providers designated by Garena Online, Shopee Singapore or Airpay Singapore providing the services, the content and value of services provided and the market price of the similar type of contracts or services.

The exclusive business cooperation agreements will remain effective unless terminated in accordance with their provisions or terminated in writing by Garena Online, Shopee Singapore or Airpay Singapore. Unless otherwise required by applicable laws, these VIEs do not have any right to terminate the exclusive business cooperation agreements in any event.

The total fee billed for the years ended December 31, 2016, 2017 and 2018 were $35,001, $62,477 and $74,875, respectively.

Financial Support Confirmation Letters

In order to ensure that the VIEs have sufficient cash flow to fund their daily operations and/or to set off any losses incurred in such operations, the Primary Beneficiary has entered into financial support confirmation letters with each of these VIEs. Under the financial support confirmation letters, the Primary Beneficiary pledges to provide continuous financial support to these VIEs by itself or their respective designee and agreed to forego its right to seek repayment in the event these entities are unable to repay such financial support or the Primary Beneficiary becomes liable for the liabilities of these VIEs. These VIEs agree to accept such financial support and pledge to only use such support to develop their respective businesses. To the extent permitted by law, the financial support the Primary Beneficiary provides to these VIEs may take the form of loans, borrowings or guarantees.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiary and their respective VIEs, through the irrevocable power of attorney agreements, whereby the VIE Shareholders effectively assigned all of the voting rights underlying their equity interest in the respective VIEs to the Primary Beneficiary. Furthermore, pursuant to the loan agreements, exclusive option agreements and equity interest pledge agreements, the Primary Beneficiary obtained effective control over the respective VIEs, through the ability to exercise all the rights of the VIE Shareholders and therefore the power to govern the activities that most significantly impact the economic performance of the VIEs. The Primary Beneficiary demonstrates its ability and intention to continue to absorb substantially all the expected losses through the financial support confirmation letters. The Primary Beneficiary also demonstrates its ability to receive substantially all of the economic benefits of the VIEs via Garena Online, Shopee Singapore and Airpay Singapore through the exclusive business cooperation agreements. Thus, each of the Primary Beneficiary is the primary beneficiary of the respective VIEs and consolidates these VIEs and their subsidiaries under SEC Regulation SX-3A-02 and ASC 810-10, Consolidation: Overall.

In the opinion of the Company’s management and local counsels as to Taiwan and Vietnam laws,

•	the ownership structures of our material VIEs in Taiwan and Vietnam, currently in effect (or, with respect to Shopee Taiwan, as such structure was in effect before 100% ownership acquired by the Company), do not and will not result in any violation of the laws or regulations currently in effect in Taiwan and Vietnam; and

•	the contractual arrangements among the Company, the VIEs and/or the VIE shareholders governed by the laws of Taiwan and Vietnam, currently in effect (or, with respect to Shopee Taiwan, as such structure was in effect before 100% ownership acquired by the Company), are valid, binding and enforceable, and do not result in any violation of such laws or regulations currently in effect.

However, there are substantial uncertainties regarding the interpretation and application of current and future Taiwan and Vietnam laws and regulations. Accordingly, the Company cannot be assured that the Taiwan and Vietnam regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs are found to be in violation of any existing or future Taiwan and Vietnam laws and regulations, the Company may be required to restructure its ownership structure and operations in Taiwan and Vietnam to comply with the changing and new Taiwan and Vietnam laws and regulations. To the extent that changes and new Taiwan and Vietnam laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

(c)	VIE disclosures

The aggregate carrying amounts of the total assets and total liabilities of the VIEs as of December 31, 2018 were $479,255 and $789,694, respectively (2017: $292,441 and $547,753). There were no pledges or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the primary beneficiaries of the VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The VIEs hold certain assets, including data servers and related equipment for use in their operations. The VIEs do not own any facilities except for the rental of certain office premises and data centers from third parties under operating lease arrangements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires a sales and marketing as well as a research and development workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented.

The following tables represent the financial information of the VIEs as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,
	2017	2018
	$	$

ASSETS:
Current assets:
Cash and cash equivalents	92,678	144,155
Restricted cash	28,426	111,433
Accounts receivable, net	16,353	5,635
Prepaid expenses and other assets	58,648	74,954
Inventories, net	7,570	8,635
Short-term investment	-	690
Amount due from related parties	4	-
Amounts due from inter-companies(1)	15,431	40,209

Total current assets	219,110	385,711

Non-current assets:
Property and equipment, net	24,715	29,404
Intangible assets, net	954	438
Long-term investments	4,974	12,131
Prepaid expenses and other assets	12,535	17,869
Restricted cash	-	100
Deferred tax assets	30,153	33,602

Total non-current assets	73,331	93,544

TOTAL ASSETS (2)	292,441	479,255

	As of December 31,
	2017	2018
	$	$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accounts payable	5,484	5,095
Accrued expenses and other payables	89,489	236,883
Advances from customers	6,091	4,832
Amount due to related parties	1,235	1,297
Short-term bank borrowings	2,013	856
Deferred revenue	137,512	119,219
Income taxes payable	1,673	1,785
Amounts due to inter-companies(1)	55,509	83,927

Total current liabilities	299,006	453,894

Non-current liabilities:
Accrued expenses and other payables	4,190	1,630
Long-term bank borrowings	-	1,026
Deferred revenue	61,571	72,439
Amounts due to inter-companies(1)	180,350	258,183
Unrecognized tax benefits	2,636	2,522

Total non-current liabilities	248,747	335,800

Total liabilities	547,753	789,694

	For the Years Ended December 31,
	2016	2017	2018
	$	$	$
Revenue
- Third party customers	157,519	201,413	342,800
- Inter-companies	16,651	27,038	52,325
Net loss	(56,304)	(91,124)	(67,816)

	For the Years Ended December 31,
	2016	2017	2018
	$	$	$
Net cash (used in) generated from operating activities	(36,804)	(42,446)	67,275
Net cash used in investing activities	(1,343)	(22,509)	(27,434)
Net cash generated from financing activities	55,478	149,435	97,398

(1)	Amounts due from or to inter-companies consist of inter-company receivables or payables to the other companies within the group arising from inter-company transactions, and funds advanced for working capital purpose.

(2)	These assets can be used only to settle the obligations of the respective VIEs.

(3)	Upon the adoption of ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, restricted cash was included within cash and cash equivalents in the consolidated statement of cash flows for the year ended December 31, 2018 and the comparative disclosure had been restated to conform to the current year presentation.